Mergers, Acquisitions and Disposals - Additional Information (Detail)	9 Months Ended
Sep. 30, 2019
Alimentos y Bebidas del Atlntico [member]
Disclosure of Detailed Information About Business Combination [Line Items]
Name of acquire	Alimentos y Bebidas del Atlántico, S.A.
Business acquisition, percentage of voting equity interests acquired	100.00%
Comercializadora y Distribuidora Los Volcanes S.A [member]
Disclosure of Detailed Information About Business Combination [Line Items]
Name of acquire	Comercializadora y Distribuidora Los Volcanes, S.A.
Business acquisition, percentage of voting equity interests acquired	100.00%
Montevideo Refrescos S R L [member]
Disclosure of Detailed Information About Business Combination [Line Items]
Name of acquire	Montevideo Refrescos, S.R.L.
Business acquisition, percentage of voting equity interests acquired	100.00%